Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Schedule of annual activity of loans outstanding to related parties
	2014	2013

Balance beginning of year	$3,852,658	$4,052,339
Additions	1,876,445	1,156,220
Repayments	(2,206,056)	(1,355,901)

Balance, end of year	$3,523,047	$3,852,658